Securities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Securities classified at fair value through profit and loss [Table Text Block]	Securities classified at fair value through profit and loss are presented in the following table:

	2024				2023
	Gross carrying amount	Fair value	Group portfolio	Retirement plan assets (i)	Gross carrying amount	Fair value	Group portfolio	Retirement plan assets (i)

Financial assets
At fair value through profit or loss
Brazilian onshore sovereign bonds	48,446,247	46,736,163	43,953,460	2,782,703	29,587,276	30,172,040	28,000,854	2,171,186
Investment funds	65,094,106	65,094,106	3,683,854	61,410,252	55,922,364	55,922,364	3,022,360	52,900,004
Stocks issued by public-held company	6,143,508	6,143,508	5,830,985	312,523	3,981,237	3,981,237	3,642,365	338,872
Debentures	12,806,632	12,491,790	11,898,230	593,560	4,642,827	4,575,326	4,133,285	442,041
Structured notes	15,940	20,546	20,546	—	90,876	113,816	113,816	—
Bank deposit certificates (ii)	648,781	661,664	481,083	180,581	756,066	765,741	663,985	101,756
Agribusiness receivables certificates	1,046,979	999,636	990,119	9,517	1,132,479	1,200,254	1,183,214	17,040
Real estate receivable certificates	1,593,132	1,487,443	1,484,637	2,806	1,843,651	1,924,269	1,921,927	2,342
Financial credit bills	534,961	583,840	32,865	550,975	435,425	469,943	153,994	315,949
Real estate credit bill	366,447	366,441	366,441	—	29,126	29,157	29,157	—
Agribusiness credit bills	394,385	394,438	394,438	—	101,796	103,541	103,541	—
Commercial notes	569,465	520,349	514,409	5,940	803,256	892,569	886,149	6,420
Foreign private bonds	8,414,822	8,219,727	8,219,727	—	2,326,809	2,407,962	2,407,962	—
Development Credit Bill	4,182,406	4,195,225	4,195,225	—	—	—	—	—
Others (iii)	2,107,849	2,070,538	1,938,125	132,413	728,344	723,993	667,902	56,091
Total	152,365,660	149,985,414	84,004,144	65,981,270	102,381,532	103,282,212	46,930,511	56,351,701

(i)Those financial products represent investment contracts that have the legal form of retirement plans, which do not transfer substantial insurance risk to the Group. Therefore, contributions received from participants are accounted for as liabilities and an asset of the participant in the linked Specially Constituted Investment Fund (“FIE”). Besides assets which are presented segregated above, as retirement plan assets, the Group has proprietary assets to guarantee the solvency of our insurance and pension plan operations, under the terms of CNSP Resolution No. 432/2021, presented as Group portfolio, within the investment funds line. As of December 31, 2024, those assets represent R$ 84,334 (December 31, 2023 - R$202,678).
(ii)Bank deposit certificates include R$69,224 (December 31, 2023 – R$67,985) presented as cash equivalents in the statements of cash flows.
(iii)Mainly related to bonds issued and traded overseas and other securities.

Summary of Securities Classified At Fair Value Through Profit And Loss And At Fair Value Through Other Comprehensive Income	Securities at fair value through other comprehensive income are presented in the following table:

	2024		2023
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial assets
At fair value through other comprehensive income
Brazilian onshore sovereign bonds	49,357,469	46,981,007	41,023,844	41,343,987
Foreign sovereign bonds	3,893,441	3,898,974	2,669,993	2,718,963
Total	53,250,910	50,879,981	43,693,837	44,062,950

Summary of Financial Assets At Amortized Cost Securities	Securities evaluated at amortized cost are presented in the following table:

	2024		2023
	Gross carrying amount	Book value	Gross carrying amount	Book value

Financial assets
At amortized cost (i)
Brazilian onshore sovereign bonds	—	—	3,773,404	3,772,534
Rural product note	212,102	211,555	616,083	615,576
Commercial notes	2,638,006	2,624,591	2,472,006	2,467,311
Total	2,850,108	2,836,146	6,861,493	6,855,421

(i)Includes expected credit losses in the amount of R$13,962 (December 31, 2023 – R$6,072). The reconciliation of gross carrying amount and the expected credit losses segregated by stages are presented in the Note 14.

Summary of Securities on the Financial Liabilities Classified at Fair Value through Profit or Loss	Securities on the financial liabilities classified at fair value through profit or loss are presented in the following table:

	2024		2023
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial liabilities
At fair value through profit or loss
Securities (i)	14,830,405	14,830,405	19,949,021	19,949,021

(i)Related to stock loan operations carried out through the Group's proprietary funds.

Summary of Fair Value and Remaining Contractual Principal Balance Outstanding	Debentures designated at fair value through profit or loss are presented in the following table:
On May 6, 2021, XP Investimentos, issued non-convertible debentures, in the aggregate amount of R$500,018, and designated this instrument as fair value through profit or loss in order to align it with the Group’s risk management and investment strategy. The principal amount is due on April 10, 2036. The accrued interest is payable every month from the issuance date and is calculated based on the IPCA (Brazilian inflation index) plus 5% p.a. On January 31, 2025, XP Investimentos repurchased the total amount of the debentures.

	2024		2023
	Gross carrying amount	Fair value	Gross carrying amount	Fair value

Financial liabilities
At fair value through profit or loss
Debentures	623,620	422,971	594,332	474,053
Unrealized gains/(losses) due to own credit risk for liabilities for which the fair value option has been elected are recorded in other comprehensive income. Gain/(losses) due to own credit risk were not material for the period ended December 31, 2024.
Determination of own credit risk for items for which the fair value option was elected
The debenture’s own credit risk is calculated as the difference between its yield and its benchmark rate for similar Brazilian federal securities.
e.1)    Difference between aggregate fair value and aggregate remaining contractual principal balance outstanding
The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of December 31, 2024 for instruments for which the fair value option has been elected.

	2024
	Contractual principal outstanding	Fair value	Fair value/(under) contractual principal outstanding

Long-term debt
Debentures	623,620	422,971	(200,649)

	2023
	Contractual principal outstanding	Fair value	Fair value/(under) contractual principal outstanding

Long-term debt
Debentures	594,332	474,053	(120,279)

Summary of Securities classified by maturity	Securities classified by maturity:

	Assets		Liabilities
	2024	2023	2024	2023

Financial assets
At fair value through PL and at OCI
Current	100,930,547	74,520,326	14,830,405	19,949,021
Non-stated maturity	68,336,068	47,996,237	14,830,405	19,949,021
Up to 3 months	7,800,480	18,207,233	—	—
From 4 to 12 months	24,793,999	8,316,856	—	—

Non-current	99,934,848	72,824,836	422,971	474,053
After one year	99,934,848	72,824,836	422,971	474,053

Evaluated at amortized cost
Current	87,633	4,560,263	—	—
Up to 3 months	9,457	2,015,126	—	—
From 4 to 12 months	78,176	2,545,137	—	—

Non-current	2,748,513	2,295,158	—	—
After one year	2,748,513	2,295,158	—	—

Total	203,701,541	154,200,583	15,253,376	20,423,074
The reconciliation of expected loss to financial assets at amortized cost segregated by stage is demonstrated in Note 14.